Convertible Senior Notes (Details) - Schedule of convertible senior notes $ in Thousands	Sep. 30, 2021 USD ($)
Schedule of convertible senior notes [Abstract]
Principal amount of Notes	$ 50,000
Unamortized debt issuance costs	(309)
Net carrying amount	$ 49,691